Related Party Transactions and Balances (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions and Balances [Abstract]
Schedule of Related Parties

Related Parties

Name of related parties	Relationship with the Company
Jiulong You	CEO of the Company’s significant operating subsidiary, Pinnacle Food Inc.
Li Xia Du	Chairman, Director, and substantial stockholder
Jing Yang Zhao	Daughter of Li Xia Du, substantial stockholder
Bing Zhao	Husband of Li Xia Du
Yongsheng Zhao	Father of Bing Zhao
Steel Magnolia Investment Ltd	A company wholly-owned by Li Xia Du
Kowloon Investment Holding Limited	A company wholly-owned by Jiulong You

Schedule of Balances Due to Related Parties

The Company’s balances due to related parties as of December 31, 2024 and 2023 were as follows:

	December 31, 2024	December 31, 2023
	US$	US$
Yongsheng Zhao	—	30,243
Li Xia Du	518,763	310,941
Total	518,763	341,184